Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EDWARD JONES MONEY MARKET FUND
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2018